Advanced Series Trust
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

January 13, 2012

VIA EDGAR SUBMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Preliminary Proxy Statement of
AST CLS Growth Asset Allocation Portfolio of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is the Registrant’s preliminary proxy statement (the Proxy Statement). The Proxy Statement is being filed in connection with a proposed increase in the investment management fee rate for the above-referenced portfolio (the AST CLS Portfolio). The investment management fee rate increase is being proposed in order to enable the Trust’s investment managers to: (i) terminate CLS Investments, LLC as the sole subadviser for the AST CLS Portfolio; (ii) retain Schroder Investment Management North America Inc. (Schroders) and Schroder Investment Management North America Ltd. (SIMNA Ltd.) as the subadvisers for the Portfolio; and (iii) have Schroders and SIMNA Ltd. implement a new investment strategy for the Portfolio. Specifically, if the increased investment management fee rate is approved by the shareholders of the AST CLS Portfolio, the revised fee schedule will become effective upon the addition of Schroders and SIMNA Ltd. as subadvisers to the Portfolio. Such addition is expected to occur on or about April 30, 2012. In turn, once Schroders and SIMNA Ltd. become subadvisers to the Portfolio, it is expected that: (i) Schroders and SIMNA Ltd. will commence implementation of their new investment strategy for the Portfolio; (ii) the name of the Portfolio will be changed from the AST CLS Growth Asset Allocation Portfolio to the AST Schroders Global Tactical Portfolio; and (iii) certain changes to the Portfolio’s investment objective, non-fundamental investment policies, and blended performance benchmark will become effective. The repositioning of the Portfolio is described in greater detail in the Proxy Statement.

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-3161.  Thank you for your assistance in this matter.

Respectfully submitted,
  /s/ John P. Schwartz

John P. Schwartz

                                      Assistant Secretary